Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

March 31, 2020

VF85-QTLY-0520
1.847121.113

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.4%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	122,729	$781,786
Fidelity Contrafund (a)	941,427	11,071,182
Fidelity Emerging Asia Fund (a)	38,767	1,547,179
Fidelity Emerging Markets Discovery Fund (a)	135,068	1,393,901
Fidelity Emerging Markets Fund (a)	266,950	7,544,003
Fidelity Equity-Income Fund (a)	217,348	10,237,089
Fidelity Europe Fund (a)	178,206	5,028,962
Fidelity Global Commodity Stock Fund (a)	281,639	2,433,360
Fidelity Gold Portfolio (a)	374,304	7,385,018
Fidelity International Capital Appreciation Fund (a)	181,509	3,452,296
Fidelity International Discovery Fund (a)	272,678	9,832,758
Fidelity International Enhanced Index Fund (a)	1,308,206	9,798,460
Fidelity International Small Cap Fund (a)	237,263	4,792,718
Fidelity International Small Cap Opportunities Fund (a)	314,807	5,071,541
Fidelity International Value Fund (a)	1,175,890	7,043,579
Fidelity Japan Fund (a)	450,685	5,994,115
Fidelity Japan Smaller Companies Fund (a)	661,640	9,210,032
Fidelity Large Cap Value Enhanced Index Fund (a)	590,672	6,013,040
Fidelity Low-Priced Stock Fund (a)	268,989	9,686,311
Fidelity Mega Cap Stock Fund (a)	1,212,271	14,486,641
Fidelity Overseas Fund (a)	1,199,504	49,791,403
Fidelity Pacific Basin Fund (a)	105,632	3,031,646
Fidelity Real Estate Investment Portfolio (a)	59,228	2,041,003
Fidelity Stock Selector All Cap Fund (a)	5,994,253	229,220,220
Fidelity Value Discovery Fund (a)	220,809	4,910,802
TOTAL EQUITY FUNDS
(Cost $492,600,580)		421,799,045

Fixed-Income Funds - 9.6%
Fidelity Inflation-Protected Bond Index Fund (a)	865,681	8,881,888
Fidelity Long-Term Treasury Bond Index Fund (a)	515,196	8,830,451
Fidelity New Markets Income Fund (a)	379,236	4,846,633
Fidelity U.S. Bond Index Fund (a)	1,905,192	23,376,709
TOTAL FIXED-INCOME FUNDS
(Cost $40,994,740)		45,935,681

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.29% (b)
(Cost $8,516,106)	8,514,278	8,516,832
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.36% to 1.55% 4/16/20 to 6/4/20 (c)
(Cost $1,258,302)	1,260,000	1,259,898
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $543,369,728)		477,511,456
NET OTHER ASSETS (LIABILITIES) - (0.1)%(d)		(685,128)
NET ASSETS - 100%		$476,826,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	92	June 2020	$7,172,780	$755,519	$755,519
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	June 2020	3,083,640	85,331	85,331
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	27	June 2020	1,137,915	(27,533)	(27,533)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	44	June 2020	7,742,199	253,492	253,492

TOTAL SOLD					311,290

TOTAL FUTURES CONTRACTS					$1,066,809

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,259,898.

 (d) Includes $470,617 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,268
Total	$32,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,022,335	$--	$--	$--	$--	$(240,549)	$781,786
Fidelity Contrafund	12,817,014	411,420	295,231	90,890	(39,749)	(1,822,272)	11,071,182
Fidelity Emerging Asia Fund	1,835,875	25,129	82,124	--	(16,658)	(215,043)	1,547,179
Fidelity Emerging Markets Discovery Fund	2,048,755	42,719	98,442	--	(36,852)	(562,279)	1,393,901
Fidelity Emerging Markets Fund	9,739,835	179,988	460,922	--	(111,231)	(1,803,667)	7,544,003
Fidelity Equity-Income Fund	13,133,858	352,854	295,241	33,043	(49,485)	(2,904,897)	10,237,089
Fidelity Europe Fund	6,470,857	193,352	181,868	--	(33,940)	(1,419,439)	5,028,962
Fidelity Global Commodity Stock Fund	3,624,269	132,980	129,491	--	(38,632)	(1,155,766)	2,433,360
Fidelity Gold Portfolio	9,121,384	219,771	202,610	--	(18,046)	(1,735,481)	7,385,018
Fidelity Inflation-Protected Bond Index Fund	4,364,655	5,944,369	1,477,406	3,987	21,157	29,113	8,881,888
Fidelity International Capital Appreciation Fund	4,167,722	118,462	111,006	--	(15,606)	(707,276)	3,452,296
Fidelity International Discovery Fund	12,382,452	166,033	150,980	--	(24,109)	(2,540,638)	9,832,758
Fidelity International Enhanced Index Fund	12,707,672	383,859	361,042	--	(63,451)	(2,868,578)	9,798,460
Fidelity International Small Cap Fund	6,676,483	211,004	199,121	--	(37,911)	(1,857,737)	4,792,718
Fidelity International Small Cap Opportunities Fund	6,490,555	199,042	187,254	--	(27,605)	(1,403,197)	5,071,541
Fidelity International Value Fund	9,826,822	268,845	252,730	--	(54,961)	(2,744,397)	7,043,579
Fidelity Japan Fund	7,352,688	268,522	257,601	--	(34,323)	(1,335,171)	5,994,115
Fidelity Japan Smaller Companies Fund	11,400,061	--	--	--	--	(2,190,029)	9,210,032
Fidelity Large Cap Value Enhanced Index Fund	8,037,110	257,837	182,789	--	(38,604)	(2,060,514)	6,013,040
Fidelity Long-Term Treasury Bond Index Fund	8,405,881	268,128	1,574,219	51,353	145,398	1,585,263	8,830,451
Fidelity Low-Priced Stock Fund	11,925,022	1,830,040	295,231	--	(67,034)	(3,706,486)	9,686,311
Fidelity Mega Cap Stock Fund	19,642,259	479,158	994,588	--	(360,662)	(4,279,526)	14,486,641
Fidelity New Markets Income Fund	--	4,797,497	--	2,745	--	49,136	4,846,633
Fidelity Overseas Fund	62,170,629	1,636,921	1,532,366	--	(237,054)	(12,246,727)	49,791,403
Fidelity Pacific Basin Fund	3,648,910	104,410	97,792	--	(12,392)	(611,490)	3,031,646
Fidelity Real Estate Investment Portfolio	5,230,414	125,909	1,865,367	1,168	(896,829)	(553,124)	2,041,003
Fidelity Stock Selector All Cap Fund	286,115,059	12,260,333	9,777,222	--	(2,125,472)	(57,252,478)	229,220,220
Fidelity U.S. Bond Index Fund	32,621,317	928,216	11,030,003	187,729	686,452	170,727	23,376,709
Fidelity Value Discovery Fund	6,198,738	643,572	147,950	--	(33,056)	(1,750,502)	4,910,802
	579,178,631	32,450,370	32,240,596	370,915	(3,520,655)	(108,133,024)	467,734,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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